Exploration and Evaluation Assets (Details)																					12 Months Ended
	Oct. 13, 2023 ha	Aug. 24, 2023 ha	Mar. 13, 2023 ha	Mar. 04, 2023 ha Mineral	Feb. 03, 2023 CAD ($) shares	Jan. 27, 2023	Dec. 09, 2022 shares	Dec. 01, 2022 ha	Nov. 25, 2022 ha	Nov. 14, 2022 Mineral	Jun. 13, 2022 ha	Mar. 02, 2022 ha	Jan. 03, 2022 ha	Jun. 07, 2021 CAD ($) ha shares	Apr. 20, 2021 CAD ($) shares	Mar. 12, 2021 ha Mineral	Feb. 03, 2021 ha	Jan. 18, 2021 ha Mineral	Oct. 02, 2020 ha	Mar. 17, 2020 ha	Mar. 31, 2025 CAD ($) shares	Mar. 31, 2025 AUD ($)	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	May 07, 2025 shares	Mar. 31, 2025 AUD ($) shares	Apr. 05, 2023	Nov. 08, 2022	Nov. 07, 2022	Oct. 29, 2022 shares	Oct. 21, 2022	Mar. 31, 2022
Exploration and Evaluation Assets [Line Items]
Acquire interest																					25.00%					25.00%
Shares issued (in Shares) | shares																								3,650,000
Share amount (in Dollars)																					$ 66,000		$ 121,200	$ 217,371
Royalty percentage																					3.00%					3.00%
Royalty amount (in Dollars)																					$ 1,000,000
Initial interest rate																					50.00%	50.00%
Payment and issuing (in Dollars)																						$ 300,000
Interest rate																					25.00%	25.00%
Paying amount (in Dollars)																					$ (66,000)		(121,200)	$ (241,453)
Cash payment																					951,807		1,704,908
Valuation amount (in Dollars)																						$ 2,000,000
Shares issuance amount (in Dollars)																					$ 59,917,903		$ 59,102,110
Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																					1.00%					1.00%
Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																					2.00%					2.00%
Abitibi Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest															100.00%	100.00%
Number of mineral claim | Mineral																233
Hectares (in Hectares) | ha																12,500
Shares issued (in Shares) | shares															1,078,947
Share amount (in Dollars)															$ 250,000
Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest										100.00%
Non refundable payment																					$ 44,088	$ 50,000
Initial interest rate																					50.00%	50.00%
Cash payment																					$ 486,837	$ 550,000
Payment and issuing (in Dollars)																						$ 150,000
Infini Joint Venture Agreement [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim | Mineral										426
Battery Age Minerals Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Shares issued (in Shares) | shares																					1,375,000					1,375,000
Battery Age Minerals [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																					10.00%					10.00%
Interest rate																					100.00%	100.00%
Paying amount (in Dollars)																					$ 513,975
Aggregate interest rate																					90.00%	90.00%
Cash payment																					$ 46,175					$ 50,000
Earning interest rate																					90.00%	90.00%
Falcon Lake Property [Member]
Exploration and Evaluation Assets [Line Items]
Paying amount (in Dollars)																					$ 290,295
Augustus Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																		100.00%											100.00%	100.00%
Number of mineral claim | Mineral																		21
Hectares (in Hectares) | ha																		900
Shares issued (in Shares) | shares																														350,000
Royalty percentage																					2.00%					2.00%
Royalty amount (in Dollars)																					$ 1,000,000
Augustus Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																					1.00%					1.00%
Augustus Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																					1.00%					1.00%
Canadian Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest					100.00%												100.00%
Number of mineral claim																	12
Hectares (in Hectares) | ha																	700
Shares issued (in Shares) | shares					230,263
Royalty percentage																					2.00%					2.00%
Royalty amount (in Dollars)																					$ 1,000,000
Non refundable payment					$ 60,000
Canadian Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																					1.00%					1.00%
Canadian Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
Royalty percentage																					1.00%					1.00%
Cosgrave Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest		100.00%																					100.00%
Number of mineral claim		198
Hectares (in Hectares) | ha		3,728
Shares issued (in Shares) | shares																							175,000
Non refundable payment																							$ 22,500
Electron Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest												100.00%									25.00%					25.00%		100.00%
Number of mineral claim												426
Hectares (in Hectares) | ha												30,000
Royalty percentage																					3.00%					3.00%
Royalty amount (in Dollars)																					$ 1,000,000
Payment and issuing (in Dollars)																						$ 300,000
Interest rate																					75.00%	75.00%
Electron Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
Number of mineral claim | Mineral										230
GMR royalties																					1.00%	1.00%
Electron Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
GMR royalties																					2.00%	2.00%
Electron Lithium Property [Member] | Infini Resources Pty Ltd [Member]
Exploration and Evaluation Assets [Line Items]
Payment and issuing (in Dollars)																						$ 150,000
Electron Lithium Property [Member] | Infini Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																					25.00%					25.00%
Interest rate																					100.00%	100.00%
Falcon Lake Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest													100.00%																		100.00%
Number of mineral claim													48
Hectares (in Hectares) | ha													1,000
Shares issued (in Shares) | shares																					750,000					750,000
Non refundable payment																					$ 45,359	$ 50,000
Initial interest rate																					65.00%	65.00%
Interest rate						100.00%
Falcon Lake Property [Member] | Battery Age Minerals Joint Venture Agreement [Member]
Exploration and Evaluation Assets [Line Items]
Cash payment																					$ 93,999	$ 100,000
Jubilee Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest								100.00%													100.00%					100.00%
Number of mineral claim								10
Hectares (in Hectares) | ha								3,300
Kokanee Creek and Independence Gold Properties [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																				100.00%												100.00%
Number of mineral claim																				5
Hectares (in Hectares) | ha																				2,690
McNeely Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest														100.00%
Number of mineral claim														66
Hectares (in Hectares) | ha														2,400
Shares issued (in Shares) | shares														526,316
GMR royalties																					3.00%	3.00%
Paying amount (in Dollars)														$ 250,000							$ 200,000
NSR royality																					1.00%	1.00%
North Spirit Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest											100.00%										100.00%					100.00%
Number of mineral claim											124
Hectares (in Hectares) | ha											2,500
Shares issued (in Shares) | shares																					1,105,262					1,105,262
Royalty percentage																					1.00%					1.00%
Pontax West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest	100.00%
Number of mineral claim	72
Hectares (in Hectares) | ha	3,800
Royalty percentage																					1.50%					1.50%
Paying amount (in Dollars)																					$ 1,000,000
NSR royality																					1.00%	1.00%
Shares issuance amount (in Dollars)																					$ 37,500
Pontax West Lithium Property [Member] | Bottom of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																					0.50%	0.50%
Pontax West Lithium Property [Member] | Top of range [Member]
Exploration and Evaluation Assets [Line Items]
NSR royality																					1.00%	1.00%
Rose East Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest				100.00%																	100.00%					100.00%
Number of mineral claim | Mineral				59
Hectares (in Hectares) | ha				3,100
GMR royalties																					1.00%	1.00%
Interest rate																					0.50%	0.50%
Paying amount (in Dollars)																					$ 1,000,000
Rose West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest							100.00%		100.00%																		100.00%
Number of mineral claim									32
Hectares (in Hectares) | ha									1,700
Shares issued (in Shares) | shares							1,300,000
GMR royalties							1.00%														1.00%	1.00%
Titan Gold Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																			100.00%
Number of mineral claim																			80
Hectares (in Hectares) | ha																			4,400
Trix Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest			100.00%
Number of mineral claim			23
Hectares (in Hectares) | ha			11,000
Major business combination [member] | Pontax West Lithium Property [Member]
Exploration and Evaluation Assets [Line Items]
Acquire interest																									100.00%
Shares issued (in Shares) | shares																									2,500,000